CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 HKD ($) $ / shares shares	Dec. 31, 2018 HKD ($) $ / shares shares	Dec. 31, 2017 HKD ($) $ / shares shares
Revenues
Brokerage commission and handling charge income	$ 65,649	$ 511,365	$ 407,990	$ 184,918
Interest income	59,684	464,903	360,585	105,872
Other income	10,949	85,287	42,768	20,873
Total revenues	136,282	1,061,555	811,343	311,663
Costs
Interest expenses	(11,456)	(89,238)	(95,624)	(19,879)
Processing and servicing costs	(11,800)	(91,916)	(73,843)	(52,446)
Total costs	(36,165)	(281,704)	(249,594)	(109,102)
Total gross profit	100,117	779,851	561,749	202,561
Operating expenses
Research and development expenses	(33,680)	(262,345)	(151,097)	(95,526)
Selling and marketing expenses	(21,144)	(164,701)	(98,062)	(41,446)
General and administrative expenses	(21,164)	(164,850)	(103,831)	(57,293)
Total operating expenses	(75,988)	(591,896)	(352,990)	(194,265)
Others, net	(1,215)	(9,462)	(7,959)	(4,918)
Income before income tax expenses	22,914	178,493	200,800	3,378
Income tax expenses	(1,577)	(12,286)	(62,288)	(11,480)
Net loss from equity method investments	(70)	(543)
Net (loss)/income	21,267	165,664	138,512	(8,102)
Preferred shares redemption value accretion	(1,580)	(12,309)	(66,998)	(47,715)
Income allocation to participating preferred shareholders	(1,309)	(10,196)	(34,576)
Net (loss)/income attributable to ordinary shareholder of the Company	18,378	143,159	36,938	(55,817)
Net (loss)/income	21,267	165,664	138,512	(8,102)
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment	(404)	(3,147)	754	3,366
Total comprehensive (loss)/income	$ 20,863	$ 162,517	$ 139,266	$ (4,736)
Net (loss)/income per share attributable to ordinary shareholder of the Company
Basic | (per share)	$ 0.02	$ 0.17	$ 0.09	$ (0.14)
Diluted | (per share)	0.02	0.16	$ 0.07	$ (0.14)
Net (loss)/income per ADS
Basic | (per share)	0.18	1.38
Diluted | (per share)	$ 0.16	$ 1.25
Weighted average number of ordinary shares used in computing net (loss)/income per share
Basic	832,790,329	832,790,329	403,750,000	403,750,000
Diluted	917,897,426	917,897,426	511,536,122	403,750,000
Brokerage commission and handling charge
Costs
Total costs	$ (12,909)	$ (100,550)	$ (80,127)	$ (36,777)